Long-term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt

On June 15, 2000, the Company issued $5.0 million of 11% fixed rate Trust Capital Securities through Trust I, a Delaware business trust subsidiary. The Trust Capital Securities evidenced a preferred ownership interest in the Trust, of which the Company owned 100% of the common equity. During the fourth quarter of 2011, the Company repurchased and retired the $5.0 million of Trust Capital Securities and incurred a $75,000 early repayment charge.

On September 28, 2001, the Company issued $8.0 million of 10% fixed rate Trust Capital Securities through Trust II, a Delaware business trust subsidiary. The Trust Capital Securities evidenced a preferred ownership interest in Trust II of which the Company owned 100% of the common equity. During the fourth quarter of 2012, the Company repurchased and retired the $8.0 million of Trust Capital Securities and incurred a $140,000 early repayment charge.

On September 29, 2006, the Company issued $15.0 million of 7.75% fixed rate Trust Capital Securities through Trust III, a Delaware business trust subsidiary. The issuance of the Trust Capital Securities has similar properties as Trust II. The Trust Capital Securities evidence a preferred ownership interest in Trust III of which the Company owns 100% of the common equity. The proceeds from the issuance of the Trust Capital Securities were invested in substantially similar Junior Subordinated Debt of the Company. The Company unconditionally guarantees the Trust Capital Securities. Interest on the debt is payable quarterly in arrears on March 31, June 30, September 30 and December 31 of each year. The Trust Capital Securities are scheduled to mature on September 29, 2036. The Trust Capital Securities may be redeemed in whole or in part at the option of the Company at 100% of the principal plus accrued interest, if any. All $15.0 million of the Trust Capital Securities qualifies as Tier 1 capital for regulatory capital purposes.

The Company had a $25.0 million FHLB fixed borrowing with an interest rate of 1.01% which matured March 18, 2013. There was $25.0 million outstanding on this borrowing at December 31, 2012 which was collateralized by $42.2 million of loans of the Bank.

The remaining $800,000 in long-term debt represents the Company's ownership interest in the one remaining nonbank subsidiary Trust.

The scheduled maturities for long-term debt over the next five years and thereafter are as follows:

(in thousands)
2014-2018	$—
Thereafter	15,800
Total	$15,800